Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Advisor Series IV
Entity Central Index Key	0000719451
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Fidelity Limited Term Government Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Limited Term Government Fund
Class Name	Fidelity® Limited Term Government Fund
Trading Symbol	FFXSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Limited Term Government Fund for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Limited Term Government Fund	$ 31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds advanced solidly for the 12 months ending November 30, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, strong corporate earnings and policy interest rate cuts by the U.S. Federal Reserve in September and October.
•Against this backdrop, an overweight in government agency commercial mortgage-backed securities contributed to performance versus the Bloomberg US 1-5 Year Government Bond Index.
•Timely exposure to higher-coupon 30-year conventional mortgage-backed securities also helped for the 12 months.
•The fund had a slightly longer duration than the index (more interest-rate sensitivity), which acted as a modest tailwind as bond yields declined.
•In contrast, an underweight in government-related securities detracted versus the Index.
•The fund's yield-curve positioning, meaning how investments were allocated among various bond maturities, slightly crimped relative performance as the curve steepened.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2015 through November 30, 2025. Initial investment of $10,000. Fidelity® Limited Term Government Fund $10,000 $10,037 $10,085 $10,105 $10,588 $10,999 $10,863 $10,171 $10,419 $10,925 $11,511 Bloomberg U.S. 1-5 Year Government Bond Index $10,000 $10,086 $10,157 $10,197 $10,733 $11,206 $11,108 $10,474 $10,769 $11,309 $11,932 Bloomberg U.S. Aggregate Bond Index $10,000 $10,217 $10,546 $10,404 $11,527 $12,366 $12,224 $10,654 $10,780 $11,521 $12,178 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Limited Term Government Fund 5.36% 0.91% 1.42% Bloomberg U.S. 1-5 Year Government Bond Index 5.51% 1.26% 1.78% Bloomberg U.S. Aggregate Bond Index 5.70% -0.31% 1.99% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 167,983,596
Holdings Count | shares	226
Advisory Fees Paid, Amount	$ 355,361
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$167,983,596
Number of Holdings	226
Total Advisory Fee	$355,361
Portfolio Turnover	48%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 0.01 - 0.99% 2.7 1 - 1.99% 5.7 2 - 2.99% 17.7 3 - 3.99% 30.0 4 - 4.99% 33.6 5 - 5.99% 1.5 6 - 6.99% 2.1 8 - 8.99% 0.0 U.S. Treasury Obligations 76.4 CMOs and Other Mortgage Related Securities 13.8 U.S. Government Agency - Mortgage Securities 3.1 Options 0.2 Short-Term Investments and Net Other Assets (Liabilities) 6.5 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 76.4 CMOs and Other Mortgage Related Securities - 13.8 U.S. Government Agency - Mortgage Securities - 3.1 Options - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 6.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 75.7 Freddie Mac Multifamily Structured pass-thru certificates 11.4 Fannie Mae Mortgage pass-thru certificates 1.8 Ginnie Mae II Pool 1.1 Fannie Mae Guaranteed REMIC 1.1 US Treasury Bonds 0.7 Freddie Mac Gold Pool 0.6 Ginnie Mae Mortgage pass-thru certificates 0.6 Ginnie Mae REMIC pass-thru certificates 0.1 Fannie Mae 0.1 93.2